RELATED PARTY TRANSACTIONS (Details)		3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 12, 2021 USD ($)	Mar. 31, 2021 USD ($) director	Dec. 08, 2021 USD ($)	Dec. 31, 2021 director	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 09, 2021
Related Party Transaction [Line Items]
Exchange ratio			0.9498				0.9498
Advisory Services
Related Party Transaction [Line Items]
Expenses from transactions with related party						$ 300,000
Affiliated Entity | Implementation Services for AEON
Related Party Transaction [Line Items]
Revenue from performance obligations	$ 7,300,000
Affiliated Entity | Implementation Services for AEON Malaysia
Related Party Transaction [Line Items]
Revenue from performance obligations	4,500,000
Affiliated Entity | Maintenance Services for AEON Malaysia
Related Party Transaction [Line Items]
Revenue from transactions with related party, per month	$ 20,000
Series C-1
Related Party Transaction [Line Items]
Number of directors to be selected by holders of stock series | director		1		1
Series C-1 | Majority Shareholder | Inventory
Related Party Transaction [Line Items]
Purchases from related party		$ 3,180,000	$ 11,752,870		$ 12,880,934	13,879,944
Series C-1 | Majority Shareholder | Rebates and Incentives
Related Party Transaction [Line Items]
Revenue from related parties		$ 102,000	214,258		908,867	1,674,169
Series D-1
Related Party Transaction [Line Items]
Number of directors to be selected by holders of stock series | director		2		2
Series D-1 | Shareholder | Inventory
Related Party Transaction [Line Items]
Purchases from related party		$ 583,000	1,930,888		3,878,138	2,267,312
Series D-1 | Shareholder | Rebates and Incentives
Related Party Transaction [Line Items]
Revenue from related parties			$ 2,276,366		25,937	230,848
Series D-1 | Shareholder | Dunnage
Related Party Transaction [Line Items]
Purchases from related party		$ 616,000			$ 2,729,376	$ 2,747,384